Accounts receivable, net - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts receivable, net
Balance at the beginning of the period	¥ 557,073	¥ 710,168
(Reversal) Provision for the period	36,439	(82,825)
Written-off	(200)	(70,270)
Balance at the end of the period	¥ 593,312	¥ 557,073